Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	9,599,270	10,416,254
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 9.76	$ 11.05
Number of share options granted in share-based payment arrangement	3,205,137	4,283,502
Weighted average exercise price of share options granted in share-based payment arrangement	$ 10.48	$ 7.22
Number of share options exercised in share-based payment arrangement	(1,292,206)	(3,505,679)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 5.76	$ 8.30
Number of share options expired in share-based payment arrangement	(2,080,464)	(1,594,807)
Weighted average exercise price of share options expired in share-based payment arrangement	$ 15.21	$ 14.60
Number of share options outstanding in share-based payment arrangement at end of period	9,431,737	9,599,270
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 9.35	$ 9.76